DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Changes in other operating assets	¥ 138,548,636	¥ 289,327,710	¥ (43,271,746)
Changes in other operating liabilities	240,699,389	691,081,484	2,077,066
Net cash (used in)/provided by operating activities	1,332,657,044	1,286,649,584	379,883,655
Cash flows from investing activities:
Loans originated, net of principal collected	777,832,690	(9,288,327,415)	(4,985,137,870)
Net cash provided by/(used in) investing activities	641,390,344	(9,583,892,655)	(4,700,415,345)
Cash flows from financing activities:
Repayment through related parties	(32,747,681)
Net cash provided by financing activities	¥ (2,548,924)	9,256,740,263	4,291,087,461
Sincere Fame International Limited ("Sincere Fame")
Cash flows from operating activities:
Loans principal, interest and financing service fee receivables		0	0
Changes in other operating assets		(21,000,000)	(62,000,000)
Changes in other operating liabilities		(41,000,000)	0
Net cash (used in)/provided by operating activities		1,287,000,000	380,000,000
Cash flows from investing activities:
Loans originated, net of principal collected		(9,288,000,000)	(4,985,000,000)
Proceeds from sales of available-for-sale investments, and cash received from disposal of cost method investments		25,000,000	413,000,000
Net cash provided by/(used in) investing activities		(9,584,000,000)	(4,700,000,000)
Cash flows from financing activities:
Repayment through related parties		0	0
Net cash provided by financing activities		9,256,000,000	4,291,000,000
Sincere Fame International Limited ("Sincere Fame") | As reported
Cash flows from operating activities:
Loans principal, interest and financing service fee receivables		(9,309,000,000)	(5,047,000,000)
Changes in other operating assets		8,000,000	0
Changes in other operating liabilities		0	0
Net cash (used in)/provided by operating activities		(7,952,000,000)	(4,605,000,000)
Cash flows from investing activities:
Loans originated, net of principal collected		0	0
Proceeds from sales of available-for-sale investments, and cash received from disposal of cost method investments		17,000,000	413,000,000
Net cash provided by/(used in) investing activities		(304,000,000)	285,000,000
Cash flows from financing activities:
Repayment through related parties		(41,000,000)	0
Net cash provided by financing activities		9,215,000,000	4,291,000,000
Sincere Fame International Limited ("Sincere Fame") | Adjusted
Cash flows from operating activities:
Loans principal, interest and financing service fee receivables		9,309,000,000	5,047,000,000
Changes in other operating assets		(29,000,000)	(62,000,000)
Changes in other operating liabilities		(41,000,000)	0
Net cash (used in)/provided by operating activities		9,239,000,000	4,985,000,000
Cash flows from investing activities:
Loans originated, net of principal collected		(9,288,000,000)	(4,985,000,000)
Proceeds from sales of available-for-sale investments, and cash received from disposal of cost method investments		8,000,000	0
Net cash provided by/(used in) investing activities		(9,280,000,000)	(4,985,000,000)
Cash flows from financing activities:
Repayment through related parties		41,000,000	0
Net cash provided by financing activities		¥ 41,000,000	¥ 0